Consolidated Statements of Cash Flows	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Cash flows from operating activities:
Net income	¥ 1,377,897	$ 197,843	¥ 10,223,668	¥ 3,047,128
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Provision for doubtful accounts	938,209	134,710	442,543	216,405
Depreciation and amortization	848,664	121,854	688,866	878,988
Amortization of operating lease right-of-use asset	10,933,292	1,569,838	3,498,048	3,205,424
Losses from disposal of property and equipment	(13,076)	(1,876)	52,663	10,392
Deferred tax (benefits)/expenses	116,755	16,764	864,072	(1,002,390)
Changes in operating assets and liabilities
Accounts receivable, net	55,931,552	8,030,835	(53,592,329)	5,006,669
Accounts receivable - related parties	(1,649,862)	(236,893)	2,788,565	(682,052)
Contract assets	(1,257,013)	(180,486)	(2,609,559)	(159,475)
Prepaid expenses and other current asset, net	10,069,570	1,445,825	(21,756,319)	(2,567,994)
Prepaid expenses - related parties	1,674,157	240,381	(1,674,157)
Refundable deposits	(3,002,260)	(431,074)
Accounts payable	(23,753,846)	(3,410,655)	22,083,942	628,951
Accounts payable - related parties	(53,553,469)	(7,689,382)	39,435,858	6,172,032
Contract liabilities	170,846	24,531	5,943,100	1,833,468
Accrued expenses and other current liabilities	(3,021,321)	(433,811)	2,884,200	744,214
Others payable - shareholders	(71,266)	(10,233)	(659,832)	(213,302)
Tax payable	(215,481)	(30,940)	(792,044)	1,616,662
Operating lease liabilities	(10,755,243)	(1,544,273)	(3,532,276)	(3,235,059)
Other long-term liabilities			(49,427)	(180,338)
Net cash provided by (used in) operating activities	(15,231,895)	(2,187,042)	4,239,582	15,319,723
Cash flows from investing activities:
Prepayment for acquisition	(3,596,823)	(516,444)
Purchase of property, equipment and intangible asset	(2,150,431)	(308,768)	(634,871)	(155,102)
Proceeds from disposal of property and equipment	18,500	2,656
Net cash used in investing activities	(5,728,754)	(822,556)	(634,871)	(155,102)
Cash flows from financing activities:
Proceeds from short-term borrowings	18,000,000	2,584,499	18,000,000	10,710,000
Proceeds from a long-term borrowing	5,000,000	717,916	5,000,000
Repayments of short-term borrowings	(14,100,000)	(2,024,524)	(14,810,000)	(10,000,000)
Repayment of a long-term borrowing	(4,450,000)	(638,946)	(550,000)
Proceeds from loans provided by shareholders	6,295,383	903,912	6,245,000
Proceeds from loans provided by related parties	500,000	71,792	2,100,000	1,385,675
Loans repayment to shareholders	(8,855,383)	(1,271,485)	(3,685,000)
Loans repayment to related parties	(2,112,000)	(303,248)	(500,000)	(1,385,675)
Proceeds from loans provided by third parties	5,631,457	808,583	4,800,000	7,621,342
Loans repayment to third parties	(10,431,457)	(1,497,783)	(1,385,355)	(6,235,987)
Proceeds from shareholder’s contribution	24,680,000	3,543,635	400,000
Payments for deferred offering costs	(5,426,702)	(779,184)	(898,870)
Dividend payment	(6,193,500)	(889,283)		(1,350,000)
Capital injection by a non-controlling interest	200,000	28,717
Others payable - related parties	596,513	85,649	(1,769,615)	3,042,583
Net cash provided by financing activities	9,334,311	1,340,250	12,946,160	3,787,938
Effect of exchange rate changes	(200,146)	(28,738)	10,158	11,615
Net increase (decrease) in cash and cash equivalents and restricted cash	(11,826,484)	(1,698,086)	16,561,029	18,964,174
Cash at beginning of the year	40,266,725	5,781,628	23,705,696	4,741,522
Total cash and cash equivalents and restricted cash at the end of the year	28,440,241	4,083,542	40,266,725	23,705,696
Cash and cash equivalents at end of the year	27,939,170	4,011,597	40,266,725	23,705,696
Restricted cash at end of the year	501,071	71,945
Supplemental disclosure of cash flow information:
Interest expense paid	781,143	361,457	1,046,305	533,982
Income tax paid	2,517,405	112,159	1,773,998	1,187,085
Supplemental non-cash investing and financing information:
Obtaining right-of-use assets in exchange for operating lease liabilities	35,873,660	5,150,857	3,603,273	6,200,864
Dividend distribution included in Others payable - shareholders	6,937,500	996,109
Issuance of new shares with consideration receivable	34,823,000	5,000,000
Issuance of new shares in exchange of services	¥ 557	$ 80